Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2020

NJT-QTLY-1020
1.805777.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Delaware, New Jersey - 1.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,292,170
Series 2014 B, 5% 1/1/23	700,000	772,331
Series 2019, 5% 1/1/32	5,000,000	6,313,200

TOTAL DELAWARE, NEW JERSEY		10,377,701

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,030,630
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,623,075

TOTAL GUAM		2,653,705

New Jersey - 81.7%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,211,320
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,200,720
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,149,938
5% 2/15/26	1,500,000	1,685,520
5% 2/15/27	1,000,000	1,119,690
5% 2/15/28	1,000,000	1,116,300
5% 2/15/29	1,000,000	1,112,950
5% 2/15/32	1,000,000	1,103,850
5% 2/15/33	1,000,000	1,100,860
5% 2/15/34	1,200,000	1,318,716
5% 2/15/35	1,000,000	1,097,300
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,632,430
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,390,114
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,118,100
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	683,232
5% 9/1/24 (FSA Insured)	1,640,000	1,939,972
5% 9/1/25 (FSA Insured)	1,375,000	1,617,509
5% 9/1/39 (Pre-Refunded to 9/1/24 @ 100)	4,000,000	4,741,160
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,977,124
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,076,375
5% 11/1/29 (FSA Insured)	750,000	917,235
5% 11/1/30 (FSA Insured)	605,000	736,424
Series 2019:
4% 7/1/48	1,000,000	1,145,600
5% 7/1/44	2,375,000	2,950,083
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,185,780
4% 1/1/37	395,000	464,662
4% 1/1/38	1,000,000	1,172,710
4% 1/1/39	835,000	976,391
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,182,140
5% 11/1/28	1,050,000	1,336,440
5% 11/1/29	1,035,000	1,310,527
5% 11/1/30	800,000	1,007,528
5% 11/1/31	500,000	626,495
Monmouth County Impt. Auth. Rev. Series 2019 B, 4% 12/1/33	1,000,000	1,225,600
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,565,246
5% 9/1/26	600,000	644,094
5% 9/1/27	440,000	471,702
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	950,690
Series A, 5% 11/1/35	5,000,000	5,918,150
Series II, 5% 3/1/26	4,310,000	4,523,259
Series NN, 5% 3/1/21	2,500,000	2,550,106
Series WW:
5.25% 6/15/40	1,895,000	2,099,433
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	129,792
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,986,769
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,340,273
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	957,270
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,651,800
5.375% 1/1/43 (a)	2,000,000	2,198,060
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,821,345
5% 6/1/31 (FSA Insured)	1,500,000	1,812,645
5% 6/1/37 (FSA Insured)	4,000,000	4,729,720
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,787,650
Series 2013 NN:
5% 3/1/26	4,130,000	4,468,082
5% 3/1/27	6,570,000	7,090,016
Series 2013:
5% 3/1/23	4,920,000	5,368,556
5% 3/1/25	1,295,000	1,404,402
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,627,272
5.25% 6/15/27	3,000,000	3,447,600
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,577,129
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,222,760
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,302,249
Series 2020 C, 1.15% 6/1/23 (a)	2,500,000	2,535,625
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	1,000,000	1,014,240
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	670,000	847,001
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	535,867
5% 7/1/24	690,000	785,386
5% 7/1/25	600,000	702,078
5% 7/1/26	945,000	1,131,751
5% 7/1/29	665,000	801,019
Series 2015 B, 5% 7/1/31	3,000,000	3,452,430
Series 2016 A:
5% 7/1/27	2,875,000	3,415,874
5% 7/1/32	600,000	696,594
Series 2016 B, 5% 9/1/20	4,535,000	4,535,000
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,926,029
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,170,870
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,168,350
Series A:
4% 7/1/50	3,000,000	3,248,700
5% 7/1/32	420,000	525,315
5% 7/1/33	675,000	839,180
5% 7/1/34	540,000	669,087
5% 7/1/35	570,000	703,163
5% 7/1/36	1,095,000	1,345,711
5% 7/1/37	1,095,000	1,340,751
5% 7/1/38	985,000	1,201,099
5% 7/1/39	1,040,000	1,264,245
5% 7/1/40	1,035,000	1,254,524
5% 7/1/45	3,500,000	4,188,660
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	251,704
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,955,595
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,253,201
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	808,444
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	975,329
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,397,400
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	6,158,850
Series 2011:
5% 7/1/23	2,500,000	2,714,400
5% 7/1/24	2,100,000	2,277,639
5% 7/1/25	2,265,000	2,451,795
Series 2013 A:
5% 7/1/28	1,080,000	1,205,798
5% 7/1/32	1,600,000	1,760,896
5.25% 7/1/28	3,250,000	3,621,183
Series 2013:
5% 7/1/24	1,250,000	1,442,325
5% 7/1/26	1,335,000	1,499,112
Series 2014 A:
4% 7/1/45	1,300,000	1,363,167
5% 7/1/30	700,000	783,622
5% 7/1/31	455,000	507,011
5% 7/1/32	1,000,000	1,110,640
5% 7/1/44	3,635,000	4,018,783
5% 7/1/45	2,225,000	2,419,554
Series 2016 A:
5% 7/1/22	2,000,000	2,143,580
5% 7/1/26	1,575,000	1,891,134
5% 7/1/27	100,000	123,772
5% 7/1/27	1,700,000	2,035,529
5% 7/1/28	2,000,000	2,459,940
5% 7/1/28	2,040,000	2,429,926
5% 7/1/29	3,660,000	4,477,022
5% 7/1/29	1,550,000	1,838,099
5% 7/1/30	1,200,000	1,459,740
5% 7/1/30	2,000,000	2,351,380
5% 7/1/31	5,100,000	6,039,165
5% 7/1/31	10,195,000	12,166,203
5% 7/1/33	1,000,000	1,173,890
5% 7/1/39	11,000,000	12,959,320
5% 7/1/43	2,500,000	2,886,175
Series 2016:
4% 7/1/48	425,000	440,687
5% 7/1/23	1,240,000	1,358,048
5% 7/1/24	835,000	964,316
5% 7/1/24	1,000,000	1,126,640
5% 7/1/26	800,000	939,024
5% 7/1/29	1,050,000	1,281,525
5% 7/1/30	605,000	734,827
5% 7/1/31	400,000	483,660
5% 7/1/35	950,000	1,069,444
5% 7/1/36	565,000	634,184
5% 7/1/41	5,085,000	5,648,215
Series 2017 A:
5% 7/1/25	110,000	132,719
5% 7/1/52	4,265,000	5,001,096
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,239,950
Series 2013:
4% 12/1/20 (a)	2,500,000	2,518,057
5% 12/1/21 (a)	3,600,000	3,772,764
5% 12/1/22 (a)	2,250,000	2,434,793
Series 2014 1A, 5% 12/1/21 (a)	1,800,000	1,886,382
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,632,806
Series 2017 1A:
5% 12/1/22 (a)	500,000	541,065
5% 12/1/25 (a)	3,000,000	3,498,870
5% 12/1/27 (a)	2,500,000	2,940,400
Series 2018 B, 5% 12/1/28 (a)	950,000	1,143,335
Series 2019 A:
5% 12/1/26	2,525,000	3,055,806
5% 12/1/27	2,000,000	2,465,520
5% 12/1/28	700,000	866,110
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,550,260
4% 10/1/24 (a)	2,370,000	2,635,369
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	210,399
5% 7/1/28	225,000	283,966
5% 7/1/29	270,000	347,018
5% 7/1/30	260,000	332,012
5% 7/1/31	375,000	476,006
5% 7/1/32	375,000	472,718
5% 7/1/33	170,000	213,115
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	103,304
5% 6/1/23	800,000	895,064
5% 6/1/24	1,000,000	1,158,480
5% 6/1/25	3,000,000	3,581,910
5% 6/1/26	3,000,000	3,674,010
5% 6/1/27	1,000,000	1,253,310
5% 6/1/28	2,000,000	2,560,600
Series 2018 B, 3.2% 6/1/27	2,840,000	2,900,094
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,917,306
Series 2014 A, 5% 1/1/32	5,000,000	5,685,150
Series 2017 B:
5% 1/1/33	5,000,000	6,130,600
5% 1/1/34	2,500,000	3,051,975
Series 2019 A, 5% 1/1/48	2,000,000	2,406,680
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,311,804
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,634,400
0% 12/15/34	4,000,000	2,634,160
Series 2008 A, 0% 12/15/36	25,000,000	14,375,738
Series 2009 A, 0% 12/15/38	13,900,000	7,304,033
Series 2010 A:
0% 12/15/27	3,000,000	2,488,680
0% 12/15/30	14,750,000	10,926,358
Series 2010 A3, 0% 12/15/34	10,775,000	6,773,812
Series 2011 A, 5.25% 6/15/25	6,000,000	6,172,140
Series 2011 B:
5.25% 6/15/25	3,185,000	3,276,378
5.25% 6/15/26	2,000,000	2,055,520
Series 2016 A:
5% 6/15/29	750,000	871,448
5% 6/15/30	5,000,000	5,769,150
Series 2018 A, 5% 6/15/31	3,000,000	3,447,180
Series A:
5% 12/15/32	2,600,000	3,120,910
5% 12/15/33	2,850,000	3,403,727
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,328,705
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	224,614
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,575,764
5% 5/1/25	750,000	896,700
5% 5/1/26	700,000	860,706
5% 5/1/27	750,000	946,118
5% 5/1/28	700,000	903,665
5% 5/1/29	500,000	659,275
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	837,522
5% 1/1/31 (a)	1,950,000	2,215,044
5% 1/1/33 (a)	750,000	843,825
5% 1/1/35 (a)	2,000,000	2,235,340
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	256,986
5% 11/1/29 (FSA Insured)	1,750,000	2,291,433
5% 11/1/30 (FSA Insured)	1,740,000	2,249,455
5% 11/1/31 (FSA Insured)	1,500,000	1,929,960
5% 11/1/32 (FSA Insured)	1,230,000	1,570,267
5% 11/1/33 (FSA Insured)	750,000	950,573

TOTAL NEW JERSEY		485,977,716

New York - 0.7%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37	1,000,000	1,145,290
5% 7/15/35	2,500,000	3,171,325

TOTAL NEW YORK		4,316,615

New York And New Jersey - 7.1%
Port Auth. of New York & New Jersey:
Series 2016, 5% 11/15/32 (a)	5,000,000	6,048,450
Series 2018, 5% 9/15/34 (a)	5,000,000	6,079,200
Series 207, 5% 9/15/29 (a)	1,750,000	2,187,605
Series 209, 5% 7/15/35	3,970,000	4,927,921
Series 213, 5% 9/1/39	5,390,000	6,752,161
Series 214:
5% 9/1/30 (a)	250,000	320,108
5% 9/1/36 (a)	6,785,000	8,419,507
Series 221:
4% 7/15/45	1,500,000	1,679,325
4% 7/15/60 (a)	5,000,000	5,536,750

TOTAL NEW YORK AND NEW JERSEY		41,951,027

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,240,240
Pennsylvania, New Jersey - 2.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A, 5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	500,000	543,350
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,102,210
5% 7/1/26	650,000	786,318
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	367,083
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	428,264
Series 2019 A, 5% 7/1/44	700,000	885,024
Series 2019 B:
5% 7/1/31	800,000	1,059,352
5% 7/1/32	1,000,000	1,314,980
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,227,790
Series 2018 A:
5% 1/1/37	1,200,000	1,468,920
5% 1/1/38	1,450,000	1,763,418
5% 1/1/39	1,190,000	1,443,173
5% 1/1/40	1,250,000	1,511,963

TOTAL PENNSYLVANIA, NEW JERSEY		15,901,845

TOTAL MUNICIPAL BONDS
(Cost $522,346,926)		562,418,849
TOTAL INVESTMENT IN SECURITIES - 94.6%
(Cost $522,346,926)		562,418,849
NET OTHER ASSETS (LIABILITIES) - 5.4%		32,169,603
NET ASSETS - 100%		$594,588,452

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,907,960 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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